ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

21. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

As part of its new strategy with a Morocco and soft wheat focus, the Company initiated in November 2024 a plan for the potential disposal of several assets and businesses. As of December 31, 2024, the Company concluded that the following pending sale transactions met the criteria of classification as held for sale in accordance with Subtopic 205-20 and 360-10:

-	All long-term assets belonging to a durum wheat mill with a capacity of 240 tons per day, located in Casablanca,

-	A wholly owned subsidiary operating in logistic activities.

In August 2025, the Company completed the first sale transaction for total consideration of $8,286. See Note 22.

In March 2026, the Company completed the second sale transaction for total consideration of $18,733.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The following table presents a summary of the carrying amounts of major classes of assets and liabilities classified as held for sale:

	December 31,
	2025	2024
	(in thousands)
Carrying amounts of major classes of assets included as part of discontinued operations:
Property, plant, and equipment, net	$7,448	$6,685
Goodwill	4,852	4,380
	$12,300	$11,065

Carrying amounts of major classes of assets not included as part of discontinued operations:
Accounts receivable, net	$-	$139
Prepaid expenses and other current assets	-	119
Property, plant, and equipment, net	-	2,439
Right-of-use assets	-	107
Other assets, noncurrent	-	4
	$-	$2,808

Total assets held for sale	$12,300	$13,873

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Deferred tax liabilities	481	404
	$481	$404

Carrying amounts of major classes of liabilities not included as part of discontinued operations:
Lines of credit – working capital	$-	$209
Accounts payable	-	187
Accrued expenses	-	514
Current portion of long-term debt	-	23
Long-term debt	-	63
Deferred tax liabilities, net	-	174
	$-	$1,170

Total liabilities held for sale	$481	$1,574

The following table presents the major line items constituting pretax profit (loss) of discontinued operations:

	December 31,
	2025	2024	2023
	(in thousands)
Revenues	$-	$11,866	$3,522
Cost of sales	(69)	(9,045)	(1,461)
Selling, general and administrative expenses	(935)	(2,264)	(2,170)
Interest expense	(391)	(521)	(538)
Foreign Exchange loss	(1)	(3)	(5)
Other non-operating expenses	(251)	-	-
Total pretax profit (loss) of discontinued operations	$(1,647)	$33	$(652)

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)